Taxes payable	12 Months Ended
Dec. 31, 2021
Taxes Payable
Taxes payable

21 Taxes payable

	2021	2020

Brazil
IPI	131,290	125,338
ICMS	485,302	403,422
PIS and COFINS	33,516	284,944
Other	46,117	43,560

Other countries
Value-added tax	229,571	16,027
Tax on financial income	346,817
Other		80,768
Total	1,272,613	954,059

Current liabilities	1,012,116	952,689
Non-current liabilities	260,497	1,370
Total	1,272,613	954,059